Share-based compensation - SOP III Awards Granted (Details) - SOP III - $ / shares		12 Months Ended
	Dec. 16, 2014	Mar. 31, 2017	Nov. 10, 2016	Jun. 27, 2016	Apr. 01, 2016	Feb. 11, 2016	Jan. 01, 2016	May 12, 2015
Share-based compensation
Vesting awards (in shares)		35,769
Number of shares granted		102,181
SARs and PSAs
Fair value assumptions
Risk-free interest rate (as a percent)	2.00%
Expected dividend yield (as a percent)	0.00%
Attrition rate	3.00%
Volatility factor (as a percent)	40.00%
Share price (in dollars per share)	$ 36.21		$ 48.85	$ 52.66	$ 56.46	$ 55.64	$ 71.36	$ 52.8
PSAs
Share-based compensation
Vesting awards (in shares)		356,612
Number of shares granted	1,441,586
PSAs | January 1, 2016
Share-based compensation
Vesting awards (in shares)	264,690
PSAs | January 1, 2017
Share-based compensation
Vesting awards (in shares)	356,612
PSAs | January 1, 2018
Share-based compensation
Vesting awards (in shares)	356,612
PSAs | January 1, 2019
Share-based compensation
Vesting awards (in shares)	463,672
SARs
Share-based compensation
Vesting awards (in shares)		134,339
Number of shares granted	560,781
SARs | January 1, 2016
Share-based compensation
Vesting awards (in shares)	91,652
SARs | January 1, 2017
Share-based compensation
Vesting awards (in shares)	134,339
SARs | January 1, 2018
Share-based compensation
Vesting awards (in shares)	139,275
SARs | January 1, 2019
Share-based compensation
Vesting awards (in shares)	195,515
RSUs
Share-based compensation
Vesting awards (in shares)		241,046
Number of shares granted	869,128
RSUs | January 1, 2016
Share-based compensation
Vesting awards (in shares)	147,131
RSUs | January 1, 2017
Share-based compensation
Vesting awards (in shares)	211,337
RSUs | January 1, 2018
Share-based compensation
Vesting awards (in shares)	225,471
RSUs | January 1, 2019
Share-based compensation
Vesting awards (in shares)	285,189